SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	$ 21,259,564	$ 19,890,664
Accumulated depreciation	(6,477,718)	(4,431,300)
Impairment	(2,868,750)	(1,084,613)
Carrying amount	11,913,096	15,250,751	$ 16,107,293
Adjustment		876,000
Accumulated depreciation	6,477,718	4,431,300
Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Cost		3,993,719
Accumulated depreciation	(3,095,867)	(2,510,139)
Impairment	(1,084,613)	(1,084,613)
Carrying amount	306,139	398,967
Adjustment
Accumulated depreciation	3,095,867	2,510,139
Trade names trademarks and domain names [member]
IfrsStatementLineItems [Line Items]
Cost	7,632,945	6,932,945
Accumulated depreciation	(11,514)
Impairment	(194,531)
Carrying amount	7,426,900	7,632,945
Adjustment		700,000
Accumulated depreciation	11,514
Film library [member]
IfrsStatementLineItems [Line Items]
Cost	4,600,000
Accumulated depreciation	1,217,646	676,470
Impairment	(939,964)
Carrying amount	2,442,390	3,923,530
Adjustment		4,600,000
Accumulated depreciation	(1,217,646)	(676,470)
Customer list [member]
IfrsStatementLineItems [Line Items]
Cost	4,200,000
Accumulated depreciation	1,890,000	1,050,000
Impairment	(641,954)
Carrying amount	1,668,046	3,150,000
Adjustment		4,200,000
Accumulated depreciation	(1,890,000)	(1,050,000)
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Cost	340,000	8,964,000
Accumulated depreciation	(262,691)	(194,691)
Impairment	(7,688)
Carrying amount	69,621	145,309
Adjustment		(8,624,000)
Accumulated depreciation	262,691	194,691
Gross carrying amount [member] | Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Cost	4,486,619
Carrying amount	3,402,006	2,909,106	2,470,878
Gross carrying amount [member] | Film library [member]
IfrsStatementLineItems [Line Items]
Carrying amount	2,442,390	3,923,530
Gross carrying amount [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Carrying amount	1,668,046	3,150,000
Gross carrying amount [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 69,621	$ 145,309	$ 8,642,168